Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000141138 | Equity Funds
Holdings [Line Items]
Percent of Total Investments	45.40%
C000141138 | Fixed-Income Funds
Holdings [Line Items]
Percent of Total Investments	28.40%
C000141138 | Short-Term Securities
Holdings [Line Items]
Percent of Total Investments	26.20%
C000141139 | Equity Funds
Holdings [Line Items]
Percent of Total Investments	45.40%
C000141139 | Fixed-Income Funds
Holdings [Line Items]
Percent of Total Investments	28.40%
C000141139 | Short-Term Securities
Holdings [Line Items]
Percent of Total Investments	26.20%
C000007905 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000007905 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000007905 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000007905 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000007905 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000007905 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000007905 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000007905 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000007905 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007905 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007905 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007905 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007905 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007906 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000007906 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000007906 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000007906 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000007906 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000007906 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000007906 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000007906 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000007906 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007906 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007906 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007906 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007906 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007907 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000007907 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000007907 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000007907 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000007907 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000007907 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000007907 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000007907 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000007907 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007907 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007907 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007907 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007907 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007911 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000007911 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000007911 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000007911 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000007911 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000007911 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000007911 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000007911 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000007911 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000007911 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000007911 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000007911 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000007911 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000007913 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000007913 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000007913 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000007913 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000007913 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000007913 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000007913 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000007913 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000007913 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000007913 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000007913 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000007913 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000007913 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000007914 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(11.60%)
C000007914 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000007914 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000007914 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000007914 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000007914 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000007914 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000007914 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000007914 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007914 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000007914 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000007914 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007914 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000007916 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(11.60%)
C000007916 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000007916 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000007916 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000007916 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000007916 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000007916 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000007916 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000007916 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007916 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000007916 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000007916 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007916 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000007923 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(5.60%)
C000007923 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000007923 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000007923 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000007923 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000007923 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000007923 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000007923 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000007923 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000007923 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000007923 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000007923 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000007925 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(5.60%)
C000007925 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000007925 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000007925 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000007925 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000007925 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000007925 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000007925 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000007925 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000007925 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000007925 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000007925 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000007932 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000007932 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000007932 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000007932 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000007932 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000007932 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000007932 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000007932 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007932 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000007932 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007934 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000007934 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000007934 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000007934 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000007934 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000007934 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000007934 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000007934 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007934 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000007934 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007917 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(5.70%)
C000007917 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000007917 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000007917 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000007917 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000007917 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000007917 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000007917 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000007917 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000007917 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000007917 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000007917 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000007917 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000007919 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(5.70%)
C000007919 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000007919 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000007919 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000007919 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000007919 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000007919 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000007919 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000007919 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000007919 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000007919 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000007919 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000007919 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000007938 | Other_2
Holdings [Line Items]
Percent of Net Long Exposure	11.70%
Percent of Net Short Exposure	0.00%
C000007938 | United States
Holdings [Line Items]
Percent of Net Long Exposure	63.80%
Percent of Net Short Exposure	0.00%
C000007938 | United Kingdom
Holdings [Line Items]
Percent of Net Long Exposure	6.50%
Percent of Net Short Exposure	0.00%
C000007938 | France
Holdings [Line Items]
Percent of Net Long Exposure	3.20%
Percent of Net Short Exposure	0.00%
C000007938 | Netherlands
Holdings [Line Items]
Percent of Net Long Exposure	2.70%
Percent of Net Short Exposure	0.00%
C000007938 | China
Holdings [Line Items]
Percent of Net Long Exposure	2.30%
Percent of Net Short Exposure	0.00%
C000007938 | Italy
Holdings [Line Items]
Percent of Net Long Exposure	2.10%
Percent of Net Short Exposure	0.00%
C000007938 | Germany
Holdings [Line Items]
Percent of Net Long Exposure	2.00%
Percent of Net Short Exposure	0.00%
C000007938 | Canada
Holdings [Line Items]
Percent of Net Long Exposure	2.00%
Percent of Net Short Exposure	0.00%
C000007938 | Japan
Holdings [Line Items]
Percent of Net Long Exposure	2.00%
Percent of Net Short Exposure	0.00%
C000007938 | Ireland
Holdings [Line Items]
Percent of Net Long Exposure	1.70%
Percent of Net Short Exposure	0.00%
C000007939 | Other_2
Holdings [Line Items]
Percent of Net Long Exposure	11.70%
Percent of Net Short Exposure	0.00%
C000007939 | United States
Holdings [Line Items]
Percent of Net Long Exposure	63.80%
Percent of Net Short Exposure	0.00%
C000007939 | United Kingdom
Holdings [Line Items]
Percent of Net Long Exposure	6.50%
Percent of Net Short Exposure	0.00%
C000007939 | France
Holdings [Line Items]
Percent of Net Long Exposure	3.20%
Percent of Net Short Exposure	0.00%
C000007939 | Netherlands
Holdings [Line Items]
Percent of Net Long Exposure	2.70%
Percent of Net Short Exposure	0.00%
C000007939 | China
Holdings [Line Items]
Percent of Net Long Exposure	2.30%
Percent of Net Short Exposure	0.00%
C000007939 | Italy
Holdings [Line Items]
Percent of Net Long Exposure	2.10%
Percent of Net Short Exposure	0.00%
C000007939 | Germany
Holdings [Line Items]
Percent of Net Long Exposure	2.00%
Percent of Net Short Exposure	0.00%
C000007939 | Canada
Holdings [Line Items]
Percent of Net Long Exposure	2.00%
Percent of Net Short Exposure	0.00%
C000007939 | Japan
Holdings [Line Items]
Percent of Net Long Exposure	2.00%
Percent of Net Short Exposure	0.00%
C000007939 | Ireland
Holdings [Line Items]
Percent of Net Long Exposure	1.70%
Percent of Net Short Exposure	0.00%
C000007940 | Other_2
Holdings [Line Items]
Percent of Net Long Exposure	11.70%
Percent of Net Short Exposure	0.00%
C000007940 | United States
Holdings [Line Items]
Percent of Net Long Exposure	63.80%
Percent of Net Short Exposure	0.00%
C000007940 | United Kingdom
Holdings [Line Items]
Percent of Net Long Exposure	6.50%
Percent of Net Short Exposure	0.00%
C000007940 | France
Holdings [Line Items]
Percent of Net Long Exposure	3.20%
Percent of Net Short Exposure	0.00%
C000007940 | Netherlands
Holdings [Line Items]
Percent of Net Long Exposure	2.70%
Percent of Net Short Exposure	0.00%
C000007940 | China
Holdings [Line Items]
Percent of Net Long Exposure	2.30%
Percent of Net Short Exposure	0.00%
C000007940 | Italy
Holdings [Line Items]
Percent of Net Long Exposure	2.10%
Percent of Net Short Exposure	0.00%
C000007940 | Germany
Holdings [Line Items]
Percent of Net Long Exposure	2.00%
Percent of Net Short Exposure	0.00%
C000007940 | Canada
Holdings [Line Items]
Percent of Net Long Exposure	2.00%
Percent of Net Short Exposure	0.00%
C000007940 | Japan
Holdings [Line Items]
Percent of Net Long Exposure	2.00%
Percent of Net Short Exposure	0.00%
C000007940 | Ireland
Holdings [Line Items]
Percent of Net Long Exposure	1.70%
Percent of Net Short Exposure	0.00%
C000007929 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000007929 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000007929 | U.S. Government Sponsored Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000007929 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000195945 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000195945 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000195945 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000195945 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000195945 | France
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000195945 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000195945 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000195945 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000195945 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000195945 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000195945 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000195945 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000195945 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000225417 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000225417 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000225417 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000225417 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000225417 | France
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000225417 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000225417 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225417 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000225417 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000225417 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000225417 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000225417 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225417 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000007920 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000007920 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000007920 | United States
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000007920 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000007920 | France
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000007920 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000007920 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000007920 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000007920 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000007920 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000007920 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000007920 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000007920 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000007908 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000007908 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000007908 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000007908 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000007908 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000007908 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000007908 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000007908 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007908 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000007908 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007910 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000007910 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000007910 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000007910 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000007910 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000007910 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000007910 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000007910 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007910 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000007910 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007899 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000007899 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000007899 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000007899 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000007899 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000007899 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000007899 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000007899 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000007899 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007899 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007899 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007899 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007899 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000007901 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000007901 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000007901 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000007901 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000007901 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000007901 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000007901 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000007901 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000007901 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007901 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007901 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007901 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007901 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000007902 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000007902 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000007902 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000007902 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000007902 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000007902 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000007902 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000007902 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000007902 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007902 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007902 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007902 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000007902 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000007903 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000007903 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000007903 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000007903 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000007903 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000007903 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000007903 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000007903 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000007903 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007903 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007903 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007903 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000007903 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000007904 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000007904 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000007904 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000007904 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000007904 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000007904 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000007904 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000007904 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000007904 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007904 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007904 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007904 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000007904 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000195946 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(13.90%)
C000195946 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000195946 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000195946 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000195946 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000195946 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195946 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000195946 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000195946 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000195946 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000195946 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000195946 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000195946 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000225418 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(13.90%)
C000225418 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000225418 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000225418 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000225418 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000225418 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225418 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000225418 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000225418 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000225418 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000225418 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000225418 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225418 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	14.30%